Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities1 [Abstract]
Other liabilities	Other liabilities

	December 31, 2024	December 31, 2023
Miscellaneous creditors	260,923,620	278,870,191
Short term personnel benefits	109,633,309	132,879,847
Other collections and withholdings	92,594,007	91,426,646
Advance collections	70,010,381	107,360,783
Other taxes payable	44,093,198	74,268,415
Contract liabilities	6,695,211	3,708,739
Long term personnel benefits	4,602,683	6,956,709
Termination benefits payable	4,280,110	2,529,395
Social security payable	967,585	807,763
Other	3,688,079	4,604,636
TOTAL	597,488,183	703,413,124